SHORT-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS, NET
Summary of short-term investments available for sale products

	As of December 31,
	2023	2024
	RMB	RMB	US$
Debt securities:
Held-to-maturity time deposit	635,039,118	1,231,880,666	168,766,959
Equity securities:
Marketable equity securities	253,865	—	—
Less: allowance for short-term investments	(222,589)	(708,915)	(97,121)
Total short-term investments	635,070,394	1,231,171,751	168,669,838

Schedule of movements in the allowance for short-term investments

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	—	222,589	30,495
Adjustment due to the adoption of ASC 326	747,264	—	—
(Reversal)/ addition	(524,675)	486,326	66,626
Balance as of December 31	222,589	708,915	97,121